Investments Accounted for Using Equity Method	12 Months Ended
Dec. 31, 2017
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Investments Accounted for Using Equity Method
11.	Investments Accounted for Using Equity Method

		Carrying Amount		Percentage of ownership interest
Associates	Nation of Registration	December 31, 2016	December 31, 2017	December 31, 2016	December 31, 2017
		NT$	NT$
Individually immaterial:
Yann Yuan Investment Co., Ltd.	Taiwan, R.O.C.	2,383,512	2,897,644	33.33%	32.21%
ASM Advanced Packaging Materials Pte. Ltd. (AAPM)	Singapore	18,019	—	39.00%	—

		2,401,531	2,897,644

A.	The Company acquired common shares of AcSiP Technology Corp. (AcSiP) to upgrade assembly related technology. In December 2015, the Company disposed all of its shareholdings in AcSip and recognized disposal gain of $1,059.

B.	In December 2015, Siliconware Investment Co., Ltd. (which is the Company’s subsidiary) invested $2,400,000 in Yann Yuan Investment Co., Ltd . Yann Yuan Investment Co., Ltd. held 45,900 thousands shares of SPIL’s common stock as of December 31, 2016 and 2017. In June 2017, Yann Yuan Investment Co., Ltd. issued new shares, which were not subscribed proportionally by the Group. As a result, the Company’s percentage of ownership decreased from 33.33% to 32.21%. The decrease of net equity on this associate in the amount of $6,645 has been deducted from gain on disposal of investment. The interest previously recognized as other comprehensive income and loss in the amount of $10,425 has been reclassified to investment disposal gains in the second quarter of 2017.

C.	In order to develop new generation substrates and increase substrate supply sources, the Company acquired the shares in Interconnect Tech Pte. Ltd.. As of September 30, 2015, the carrying amount of investment in Interconnect was $0 and unrecognized share of loss was $133,583 due to the sustained losses of Interconnect. In October 2015, Interconnect sold major assets and liabilities to a newly established company, AAPM, in exchange for cash and 39% interests in AAPM. Concurrently, another third party shareholder contributed cash to acquire 61% interests in AAPM. As a result, the Company evaluated the recoverable amounts of investment in Interconnect using the fair value less cost of disposal model, and reversed the previous impairment charges in “other gains and losses” amounted to $134,992 in 2015 (Note 26). The recoverable amount was determined by referencing to AAPM’s per share price issued to the third party shareholder; therefore, it is considered a Level 2 non-recurring fair value measurement. The Company also recognized previously unrecognized share of loss in Interconnect amounted to $133,583 in 2015. Interconnect subsequently reduced its capital in December 2015. The 39% interests in AAPM were distributed to the Company as capital return. Accordingly, the Company derecognized the investment in Interconnect and recognized a disposal gain of $139,567 in 2015.

However, due to the continued losses of AAPM, the carrying amount of investment on AAPM has been written down to $0 as of March 31, 2017. Since the Company did not subscribe on AAPM’s new shares issued in May 2017, the Company’s percentage of ownership on AAPM has been reduced from 39% to13.7%. In addition, because the Company has no longer served as AAPM’s board of director, the Company lost significant influence over AAPM. Due to AAPM’s fair value cannot be reliably measured by the Company and there is no quoted price in an active market, the Company reclassified the investment on AAPM to available-for-sale financial assets and recognized a disposal loss of $1,464 in the second quarter of 2017.

D.	Set out below are the aggregate carrying value and aggregate amount of the Company’s share of operating results of individually immaterial associates.

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
Net (loss) income	(183,708)	3,221	74,035
Other comprehensive income (loss)	1,304	(112,797)	380,631

Total comprehensive income (loss)	(182,404)	(109,576)	454,666